CONCENTRATIONS OF RISK (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue | Customer concentration | Customer A
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	23.00%	16.00%
Revenue | Customer concentration | Customer B
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	20.00%	31.00%
Revenue | Customer concentration | Customer C
CONCENTRATIONS OF RISK
Total revenues, major customer percentage		18.00%
Accounts receivable | Credit concentration | Customer A
CONCENTRATIONS OF RISK
Accounts receivable, major customer percentage	25.00%	24.00%
Accounts receivable | Credit concentration | Customer B
CONCENTRATIONS OF RISK
Accounts receivable, major customer percentage	30.00%	38.00%